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  SUPPLEMENT TO THE CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

     THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Gregg M. Diliberto now serves as the Portfolio Manager of the fund. Patrick A. Bittner no longer serves as Co-Portfolio Manager of the fund.

Dated: April 16, 2002                                              CSMBA-16-0402